Cover	Mar. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 05, 2026
Registrant Name	Iridium Communications Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33963
Entity Tax Identification Number	26-1344998
Entity Address, Address Line One	1750 Tysons Boulevard
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-7400
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	IRDM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0001418819
Amendment Flag	false